Daily Income Fund Expense Example - Daily Income Fund - Daily Income Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 751